Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Other
Amount Registered | shares	0.00
Proposed Maximum Offering Price per Unit | $ / shares	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note